Fair Value Measurements	12 Months Ended
Jul. 01, 2016
Fair Value Disclosures [Abstract]
Fair Value Measurements
Fair Value Measurements
Financial Instruments Carried at Fair Value
Financial assets and liabilities that are remeasured and reported at fair value at each reporting period are classified and disclosed in one of the following three levels:
Level 1. Quoted prices in active markets for identical assets or liabilities.
Level 2. Inputs other than Level 1 that are observable, either directly or indirectly, such as quoted prices for similar assets or liabilities; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities.
Level 3. Inputs that are unobservable for the asset or liability and that are significant to the fair value of the assets or liabilities.
The following tables present information about the Company’s financial assets and liabilities that are measured at fair value on a recurring basis as of July 1, 2016 and July 3, 2015, and indicate the fair value hierarchy of the valuation techniques utilized to determine such values:

	July 1, 2016
	Level 1	Level 2	Level 3	Total
	(in millions)
Assets:
Cash equivalents
Money market funds	$2,199	$—	$—	$2,199
Certificates of deposit	—	1	—	1
Total cash equivalents	2,199	1	—	2,200
Short-term investments:
Certificates of deposit	—	202	—	202
Corporate notes and bonds	—	8	—	8
Asset-backed securities	—	11	—	11
Municipal notes and bonds	—	6	—	6
Total short-term investments	—	227	—	227
Long-term investments:
U.S. Treasury securities	2	—	—	2
U.S. Government agency securities	—	10	—	10
International government securities	—	1	—	1
Corporate notes and bonds	—	89	—	89
Asset-backed securities	—	11	—	11
Municipal notes and bonds	—	6	—	6
Total long-term investments	2	117	—	119
Foreign exchange contracts	—	126	—	126
Call options	—	—	71	71
Total assets at fair value	$2,201	$471	$71	$2,743
Liabilities:
Foreign exchange contracts	$—	$23	$—	$23
Exchange option	—	—	155	155
Total liabilities at fair value	$—	$23	$155	$178

	July 3, 2015
	Level 1	Level 2	Level 3	Total
	(in millions)
Assets:
Cash equivalents
Money market funds	$135	$—	$—	$135
Total cash equivalents	135	—	—	135
Short-term investments:
U.S. Treasury securities	—	50	—	50
U.S. Government agency securities	—	4	—	4
Commercial paper	—	109	—	109
Certificates of deposit	—	99	—	99
Total short-term investments	—	262	—	262
Long-term investments:
U.S. Treasury securities	—	237	—	237
U.S. Government agency securities	—	91	—	91
Total long-term investments	—	328	—	328
Total assets at fair value	$135	$590	$—	$725
Liabilities:
Foreign exchange contracts	$—	$31	$—	$31
Total liabilities at fair value	$—	$31	$—	$31
Money Market Funds. The Company’s money market funds are funds that invest in U.S. Treasury and U.S. Government Agency securities. Money market funds are valued based on quoted market prices.
U.S. Treasury Securities. The Company’s U.S. Treasury securities are direct obligations of the U.S. federal government and are held in custody by a third party. U.S. Treasury securities are valued using a market approach which is based on observable inputs including market interest rates from multiple pricing sources.
U.S. and International Government Agency Securities. The Company’s U.S. and International Government agency securities are investments in fixed income securities sponsored by the U.S. and International Government and are held in custody by a third party. U.S. and International Government agency securities are valued using a market approach which is based on observable inputs including market interest rates from multiple pricing sources.
Asset-Backed Securities, and Corporate and Municipal Notes and Bonds. The Company’s asset-backed securities, and Corporate and Municipal notes and bonds securities are investments issued by corporations and U.S. state municipalities which are held in custody by a third party. Asset-backed securities, and Corporate and Municipal notes and bonds are valued using a market approach which is based on observable inputs including market interest rates from multiple pricing sources.
Commercial Paper. The Company’s commercial paper securities are investments issued by corporations which are held in custody by a third party. Commercial paper securities are valued using a market approach which is based on observable inputs including market interest rates from multiple pricing sources.
Certificates of Deposit. The Company’s certificates of deposit are investments which are held in custody by a third party. Certificates of deposit are valued using fixed interest rates.
Foreign Exchange Contracts. The Company’s foreign exchange contracts are short-term contracts to hedge the Company’s foreign currency risk. For contracts that have a right of offset by its individual counterparties under master netting arrangements, the Company presents its foreign exchange contracts on a net basis by counterparty in the consolidated balance sheets. Foreign exchange contracts are valued using an income approach that is based on a present value of future cash flows model. The market-based observable inputs for the model include forward rates and credit default swap rates. For more information on the Company’s foreign exchange contracts, see Note 13 to the consolidated financial statements.
During years 2016 and 2015, the Company had no transfers of financial assets and liabilities between Level 1 and Level 2.
Assets and Liabilities Measured at Fair Value on a Recurring Basis Using Significant Unobservable Inputs (Level 3)
In connection with the Merger, the Company assumed the previously issued SanDisk Notes which were determined to contain an embedded exchange option derivative and also assumed call options that were intended to offset the dilution of the exchange option (see Note 3). The fair value measurement of the call options and exchange option arising from the assumed SanDisk Notes are not actively traded and are determined via a lattice model, using unobservable inputs (Level 3). These inputs include (i) the estimated amount and timing of settlement of the underlying debt; (ii) the probability of the achievement of the factor(s) on which the settlement is based; (iii) the risk-adjusted discount rate based on the expected term to maturity of the debt; and (iv) economic incentive for holders to exercise their exchange option. Significant increases or decreases in any of those inputs in isolation could result in a significantly lower or higher fair value measurement.
There were no transfers of call options or exchange option out of Level 3 for 2016.
The following is a reconciliation of the call options reported in other current assets and other non-current assets in the Company’s consolidated balance sheets as of July 1, 2016.

	2017 Call Options	2020 Call Options	Total
	(in millions)
Initial estimate upon acquisition	$501	$—	$501
Redemptions	(437)	—	(437)
Net unrealized gain (loss)	6	1	7
Fair value at end of period	$70	$1	$71

The following is a reconciliation of the exchange option reported in accrued expenses and other liabilities in the Company’s consolidated balance sheets as of July 1, 2016.

	2017 Exchange Options	2020 Exchange Options	Total
	(in millions)
Initial estimate upon acquisition	$610	$357	$967
Net realized loss (gain)	8	8	16
Redemptions	(531)	(283)	(814)
Net unrealized loss (gain)	—	(14)	(14)
Fair value at end of period	$87	$68	$155

Financial Instruments Not Carried at Fair Value
For those financial instruments where the carrying amounts differ from fair value, the following table represents the related carrying values and fair values, which are based on quoted market prices. As of July 1, 2016, the Secured Notes, Unsecured Notes, Term Loan A, the U.S. Term Loan B tranche, the Euro Term Loan B tranche and senior secured bridge loan were categorized as Level 2, based on the frequency of trading directly prior to the end of the fourth quarter of 2016. See Note 3 to the consolidated financial statements for additional disclosures related to these financial instruments.

	July 1, 2016
	Aggregated Principal	Aggregated Fair Value
	(in millions)
Secured Notes	$1,875	$2,044
Unsecured Notes	3,350	3,575
Term Loan A	4,125	4,161
U.S. Term Loan B	3,750	3,773
Euro Term Loan B	987	981
Bridge Loan	3,000	3,000

Cost Method Investments
As of July 1, 2016, the Company had aggregate net investments under the cost method of accounting of $135 million, and these investments consisted of privately-held equity securities without a readily determinable fair value. The Company has determined that it is not practicable to estimate the fair value of these investments. These privately-held equity investments are reported under other non-current assets in the consolidated balance sheets.